Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00000002	$ 0.00000002
Ordinary shares, shares authorized	[1]	2,500,000,000,000	2,500,000,000,000
Ordinary shares, shares outstanding	[1]	14,650,936	13,429,800
Ordinary shares, shares issued	[1]	14,650,936	13,429,800

[1]	The number of shares presented above is adjusted retrospectively to reflect the reorganization described in Note 1 of the accompanying notes and the 1 for 5,000 sub-division effected on December 11, 2023.